Income Taxes Summary of Operating Loss Carryforwards (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 830,014	$ 552,199
U.S. Federal NOLs [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	584,367	344,094
U.S. State NOLs [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	205,967	179,805
Foreign NOLs [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 39,680	$ 28,300